Consolidated Statements of Change in Equity - USD ($)	Total equity attributable to the equity holders of the Company	Share capital	Share-based payment reserve	Accumulated other comprehensive income (loss)	Deficit	Non-controlling interests	Total
Balance at Jun. 30, 2023	$ 116,081,023	$ 155,840,052	$ 18,636,297	$ 10,227,980	$ (68,623,306)	$ (110,137)	$ 115,970,886
Balance (in Shares) at Jun. 30, 2023		157,491,172
Options exercised	135,684	$ 197,213	(61,529)				135,684
Options exercised (in Shares)		85,000
Restricted share units distributed		$ 1,527,483	(1,527,483)
Restricted share units distributed (in Shares)		514,947
Common shares issued through bought deal financing	24,446,086	$ 24,446,086					24,446,086
Common shares issued through bought deal financing (in Shares)		13,208,000
Share-based compensation	2,883,798		2,883,798				2,883,798
Net loss	(6,021,706)				(6,021,706)	(5,572)	(6,027,278)
Currency translation adjustment	(916,580)			(916,580)		(40,657)	(957,237)
Balance at Jun. 30, 2024	136,608,305	$ 182,010,834	19,931,083	9,311,400	(74,645,012)	(156,366)	136,451,939
Balance (in Shares) at Jun. 30, 2024		171,299,119
Options exercised	6,347	$ 8,641	(2,294)				6,347
Options exercised (in Shares)		4,167
Restricted share units distributed		$ 1,295,782	(1,295,782)
Restricted share units distributed (in Shares)		601,015
Share-based compensation	2,043,961		2,043,961				2,043,961
Derecognition upon wind-up of a subsidiary						296,065	296,065
Net loss	(3,757,057)				(3,757,057)	(23,165)	(3,780,222)
Currency translation adjustment	(613,655)			(613,655)		$ (116,534)	(730,189)
Balance at Jun. 30, 2025	$ 134,287,901	$ 183,315,257	$ 20,676,968	$ 8,697,745	$ (78,402,069)		$ 134,287,901
Balance (in Shares) at Jun. 30, 2025		171,904,301